Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Series Fund II, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK SERIES FUND II, INC.

BlackRock High Yield Portfolio

(the “Fund”)

Supplement dated May 22, 2020 to the Prospectus dated May 1, 2020, as supplemented to date

Effective immediately, the following changes are made to the Fund’s Prospectus:

The first paragraph of the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock High Yield Portfolio — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

The Fund invests primarily in non-investment grade bonds with maturities of ten years or less. The Fund normally invests at least 80% of its assets in high yield bonds. The high yield securities (commonly called “junk bonds”) acquired by the Fund will generally be in the lower rating categories of the major rating agencies (BB or lower by S&P Global Ratings (“S&P”) or Fitch Ratings Inc. (“Fitch”), or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or will be determined by the Fund management team to be of similar quality. Split rated bonds and other fixed-income securities (securities that receive different ratings from two or more rating agencies) are valued as follows: if three agencies rate a security, the security will be considered to have the median credit rating; if two of the three agencies rate a security, the security will be considered to have the lower credit rating. The Fund may invest up to 30% of its assets in non-dollar denominated bonds of issuers located outside of the United States. The Fund’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis. The Fund may also invest in convertible and preferred securities. These securities will be counted toward the Fund’s 80% policy to the extent they have characteristics similar to the securities included within that policy.

BlackRock High Yield Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK SERIES FUND II, INC.

BlackRock High Yield Portfolio

(the “Fund”)

Supplement dated May 22, 2020 to the Prospectus dated May 1, 2020, as supplemented to date

Effective immediately, the following changes are made to the Fund’s Prospectus:

The first paragraph of the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock High Yield Portfolio — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

The Fund invests primarily in non-investment grade bonds with maturities of ten years or less. The Fund normally invests at least 80% of its assets in high yield bonds. The high yield securities (commonly called “junk bonds”) acquired by the Fund will generally be in the lower rating categories of the major rating agencies (BB or lower by S&P Global Ratings (“S&P”) or Fitch Ratings Inc. (“Fitch”), or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or will be determined by the Fund management team to be of similar quality. Split rated bonds and other fixed-income securities (securities that receive different ratings from two or more rating agencies) are valued as follows: if three agencies rate a security, the security will be considered to have the median credit rating; if two of the three agencies rate a security, the security will be considered to have the lower credit rating. The Fund may invest up to 30% of its assets in non-dollar denominated bonds of issuers located outside of the United States. The Fund’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis. The Fund may also invest in convertible and preferred securities. These securities will be counted toward the Fund’s 80% policy to the extent they have characteristics similar to the securities included within that policy.